CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Summary of Cash, Cash Equivalents and Investments

	December 31,
	2022	2021
Cash and cash equivalents:
Cash	$65.8	$170.8
Money market funds	95.5	6.6
Short term deposits	34.7	94.5

Total Cash and cash equivalents	196.0	271.9

Short-term bank deposits:	431.1	492.5
Marketable securities:
Government and corporate debentures - fixed interest rate	2,025.8	2,262.5
Government-sponsored enterprises debentures	755.0	641.4
Government and corporate debentures - floating interest rate	95.3	115.1

Total Marketable securities	2,876.1	3,019.0
Total Cash and cash equivalents, short-term bank deposits and marketable securities	$3,503.2	$3,783.4

Summary of Contractual Obligation, Fiscal Year Maturity
The following table classifies the Company’s marketable securities by contractual maturities:

	December 31,
	2022		2021
	Fair Value	Amortized Cost	Fair Value	Amortized Cost
Contractual maturity year:
Within one year	$1,010.5	$1,024.9	$929.3	$925.8
After one year through five years	1,865.6	1,974.5	2,089.7	2,094.7

Total	$2,876.1	$2,999.4	$3,019.0	$3,020.5